Recurring Fair Value Measurements (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Recurring Fair Value Measurements [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	September 30, 2023
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account	$61,539,627	$—	$—
Liabilities
Public Warrants	$920,000	$—	$—
Private Warrants	$—	$—	$896,000
Working Capital Loan conversion option	$—	$—	$—

	December 31, 2022
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account	$237,038,010	$—	$—
Liabilities
Public Warrants	$575,000	$—	$—
Private Warrants	$—	$—	$560,000

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31, 2022
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account	$237,038,010	$—	$—
Liabilities
Public Warrants	$575,000	$—	$—
Private Warrants	$—	$—	$560,000

	December 31, 2021
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account	$234,603,156	$—	$—
Liabilities
Public Warrants	$5,980,000	$—	$—
Private Warrants	$—	$—	$5,824,000

Key Inputs into Binomial Lattice Model
The key inputs into the binomial lattice model were as follows at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Input
Risk-free interest rate	4.55%	3.95%
Expected term to initial Business Combination (years)	0.25	0.25
Expected volatility	de minimis	de minimis
Common stock price	$10.79	$10.18
Dividend yield	0.0%	0.0%

The key inputs into the binomial lattice model were as follows at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Input
Risk-free interest rate	3.95%	1.33%
Expected term to initial Business Combination (years)	0.25	0.84
Expected volatility	de minimis%	8.6%
Common stock price	$10.18	$9.87
Dividend yield	0.0%	0.0%

Changes in Fair Value of Warrants
The following table provides a reconciliation of changes in fair value of the beginning and ending balances for the Company’s warrants classified as Level 3 for the period ended September 30, 2023 and December 31, 2022:

Fair Value at December 31, 2022 – private warrants	$560,000
Change in fair value	—
Fair Value at March 31, 2023 – private warrants	$560,000
Change in fair value	224,000
Fair Value at June 30, 2023 – private warrants	$784,000
Change in fair value	112,000
Fair Value at September 30, 2023 – private warrants	$896,000

The following table provides a reconciliation of changes in fair value of the beginning and ending balances for the Company’s warrants classified as Level 3 for the year ended December 31, 2022 and 2021:

Fair Value at December 31, 2021 – private warrants	$5,824,000
Change in fair value	(5,264,000)
Fair Value at December 31, 2022 – private warrants	$560,000

Fair value at February 23, 2021 – public and private warrants	$—
Initial fair value of the warrants	16,571,000
Public Warrants reclassified to level 1(1)	(5,980,000)
Change in fair value	(4,767,000)
Fair Value at December 31, 2021 – private warrants	$5,824,000